Financial Instruments Fair Value Disclosures - Summary of Fair Value Hierarchy (Parenthetical) (Detail) - Financial Liabilities One [Member]	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities transfers from level one to level two	£ 0
Financial liabilities transfers from level two to level one	£ 0